Investments in Real Estate	6 Months Ended
Jun. 30, 2022
Investments [Abstract]
Investments in Real Estate	Investments in Real Estate
For the six months ended June 30, 2022, our investments had an aggregate purchase price of $25.7 million. As part of these investments, we incurred approximately $0.2 million of capitalized costs. The allocations for these investments, in which we own a controlling financial interest, are set forth below in the aggregate for the six months ended June 30, 2022 and 2021, respectively (in thousands):

	Six Months Ended June 30,
	2022	2021
Land	$3,812	$1,093
Building and improvements	19,761	45,629
In place leases	2,121	5,291
Below market leases	(28)	(79)
Above market leases	—	66
ROU assets	—	(1,372)
Net real estate assets acquired	25,666	50,628
Other, net	—	2,397
Aggregate purchase price	$25,666	$53,025
The acquired intangible assets and liabilities referenced above had weighted average lives of the following terms for the six months ended June 30, 2022 and 2021, respectively (in years):

	Six Months Ended June 30,
	2022	2021
Acquired intangible assets	4.2	4.2
Acquired intangible liabilities	4.1	5.7